Net Fee and Commission Income_Details Of Fee And Commission Income And Fee And Commission Expense(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	[1],[2]	Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)
Fee and commission income
Banking activity fees		₩ 214,512				₩ 208,443		₩ 188,405
Lending activity fees		83,916				74,340		74,858
Credit & Debit card related fees and comissions		1,316,636				1,360,515		1,847,743
Agent activity fees		172,211				149,585		152,028
Trust and other fiduciary fees		388,352				363,767		353,903
Fund management related fees		153,798				132,657		132,889
Guarantee fees		48,122				44,104		49,546
Foreign currency related fees		134,145				124,201		106,038
Commissions from transfer agent services		145,846				167,071		195,556
Other business account commission on consignment		36,813				36,947		33,793
Commissions received on securities business		445,987				518,309		450,199
Lease fees		428,195				246,537		144,221
Others		310,714				291,244		259,071
Sub-total		3,879,247	[1],[2]	$ 3,357,319		3,717,720	[2]	3,988,250
Fee and commission expense
Trading activity related fees	[3]	28,869				31,889		29,547
Lending activity fees		26,040				25,734		23,253
Credit card related fees and commissions		892,391				907,831		1,482,221
Outsourcing related fees		190,312				164,594		127,542
Foreign currency related fees		42,902				43,053		27,394
Other		343,729				301,243		248,269
Sub-total		1,524,243	[1],[2]	1,319,166		1,474,344	[2]	1,938,226
Net fee and commission income		₩ 2,355,004	[1],[2]	$ 2,038,153		₩ 2,243,376	[2]	₩ 2,050,024

[1]	The consolidated statement of comprehensive income for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[3]	The fees from financial instruments at fair value through profit or loss.